Advances to Suppliers, Net - Schedule of Advances to Suppliers (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances to Suppliers [Abstract]
Advances to suppliers	$ 78,772,548	$ 99,908,946	$ 13,139,128
Provision for impairment	(34,796,757)	(28,605,502)
Total	$ 43,975,791	$ 71,303,444	$ 13,139,128